UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1. Reports to Stockholders.

BMO Funds	February 28, 2017

Semi-Annual

report

LGM Frontier Markets Equity Fund

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2017

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include repurchase fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2017 (9/1/16-2/28/17).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
Actual	$1,000.00	$1,017.80	2.00%	$10.01
Hypothetical (5% return before expenses)	1,000.00	1,015.08	2.00	9.99

(1)	Expenses are equal to the Fund’s annualized expense ratios for the period September 1, 2016 through February 28, 2017, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

February 28, 2017 (Unaudited)

Schedule of Investments	BMO LGM Frontier Markets Equity Fund

Description	Shares	Value
Common Stocks — 93.0%

Argentina — 2.8%
BBVA Banco Frances SA ADR	127,794	$2,100,933

Bangladesh — 1.3%
British American Tobacco Bangladesh Co., Ltd.	30,488	957,161

Botswana — 0.5%
Letshego Holdings, Ltd.	1,966,140	403,083

Cambodia — 2.6%
NagaCorp, Ltd.	3,572,000	1,950,982

Colombia — 2.0%
Almacenes Exito SA	99,167	526,245
Bolsa de Valores de Colombia	125,294,303	1,014,026

		1,540,271

Costa Rica — 4.7%
Florida Ice & Farm Co. SA	2,089,632	3,581,139

Croatia — 1.3%
Ledo DD	701	953,800

Egypt — 11.0%
Commercial International Bank Egypt SAE GDR	1,069,193	4,789,985
Eastern Tobacco	203,068	2,487,070
Edita Food Industries SAE	35,856	38,504
Edita Food Industries SAE GDR	19,754	82,967
Juhayna Food Industries	1,994,715	868,910

		8,267,436

Georgia — 5.3%
BGEO Group PLC	98,211	3,418,317
Georgia Healthcare Group PLC (1)	124,700	563,232

		3,981,549

Ghana — 1.4%
Fan Milk, Ltd.	355,900	855,674
Unilever Ghana, Ltd.	90,900	171,163

		1,026,837

Kenya — 5.9%
Barclays Bank of Kenya, Ltd.	9,095,200	751,304
British American Tobacco Kenya, Ltd.	189,793	1,669,219
East African Breweries, Ltd.	893,000	1,996,016
Uchumi Supermarkets, Ltd. (1)	595,500	15,047

		4,431,586

Mauritius — 2.7%
MCB Group, Ltd.	313,110	2,003,269

Nigeria — 3.6%
Cadbury Nigeria PLC	816,291	20,922
Guaranty Trust Bank PLC	16,440,284	1,288,105
Guaranty Trust Bank PLC GDR	245,000	955,500
Nestle Nigeria PLC	92,125	170,954
Nigerian Breweries PLC	620,850	257,970

		2,693,451

Pakistan — 5.5%
Lucky Cement, Ltd.	156,200	1,298,065
United Bank, Ltd.	1,216,500	2,814,629

		4,112,694

Peru — 6.0%
Alicorp SA	1,390,149	3,274,696
BBVA Banco Continental SA	935,293	1,246,294

		4,520,990

Description	Shares or Participation Units	Value
Common Stocks (continued)

Philippines — 2.4%
Universal Robina Corp.	566,110	$1,803,796

Senegal — 4.9%
Sonatel	90,152	3,662,556

South Africa — 4.1%
Famous Brands, Ltd.	264,623	3,116,772

Sri Lanka — 2.2%
Ceylon Tobacco Co. PLC	135,730	729,831
Commercial Bank of Ceylon PLC	958,748	907,373

		1,637,204

Tanzania (United Republic of) — 0.4%
Tanzania Breweries, Ltd.	58,340	300,183

Tunisia — 1.4%
Delice Holding	148,095	1,064,826

United Arab Emirates — 4.6%
Aramex PJSC	2,600,313	3,434,042

United States — 4.6%
PriceSmart, Inc.	38,908	3,439,467

Vietnam — 10.0%
Phu Nhuan Jewelry JSC	235,040	774,380
Vietnam Dairy Products JSC	1,172,198	6,766,246

		7,540,626

Zimbabwe — 1.8%
Delta Corp., Ltd.	1,707,746	1,400,352

Total Common Stocks (identified cost $67,848,870)		69,925,005

Mutual Funds — 1.4%

Romania — 1.4%
Fondul Proprietatea SA (1)	4,799,364	1,022,169

Total Mutual Funds (identified cost $933,040)		1,022,169

Participation Notes — 2.0%

Luxembourg — 0.5%
Jarir Marketing Co., Issued by Merrill Lynch International & Co., Maturity Date 2/12/2020 (1)(2)	10,480	364,699

United Kingdom — 1.5%
Saudia Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/4/2018 (2)	33,783	1,128,337

Total Participation Notes (identified cost $1,695,833)		1,493,036

Short-Term Investments — 3.8%

Mutual Funds — 3.8%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.760%	2,887,417	2,887,417

Total Short-Term Investments (identified cost $2,887,457)		2,887,417

Total Investments — 100.2% (identified cost $73,365,200)		75,327,627
Other Assets and Liabilities — (0.2)%		(180,714)

Total Net Assets — 100.0%		$75,146,913

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedule of Investments

Industry Allocation as of February 28, 2017
Industry	Value	% of Total Net Assets
Agriculture	$5,843,282	7.8%
Banks	18,272,439	24.3
Beverages	7,200,135	9.6
Building Materials	1,298,065	1.7
Commercial Services	563,232	0.7
Diversified Financial Services	3,420,378	4.5
Food	14,851,515	19.8
Holding Companies-Diversified	1,400,352	1.9
Household Products/Wares	171,163	0.2
Lodging	1,950,982	2.6
Retail	7,856,864	10.4
Telecommunications	3,662,556	4.9
Transportation	3,434,042	4.6

Total Common Stocks	69,925,005	93.0
Participation Notes	1,493,036	2.0
Mutual Funds	3,909,586	5.2

Total Investments	75,327,627	100.2
Other Assets and Liabilities	(180,714)	(0.2)

Total Net Assets	$75,146,913	100.0%

Notes to Schedule of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of February 28, 2017.

(1)	Non-income producing.
(2)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statement of Assets and Liabilities	BMO LGM Frontier Markets Equity Fund

Assets:
Investments in unaffiliated issuers, at value	$75,327,627
Cash	203,429
Cash denominated in foreign currencies	31,468 (1)
Dividends and interest receivable	43,653
Prepaid expenses and other receivables	19,987

Total assets	75,626,164

Liabilities:
Payable for investments purchased	67,198
Payable for foreign tax expense	239,841
Payable to affiliates, net (Note 5)	95,537
Other liabilities	76,675

Total liabilities	479,251

Total net assets	$75,146,913

Net assets consist of:
Paid-in capital	$75,392,934
Net unrealized appreciation on investments and foreign currency translation	1,962,138
Accumulated net realized loss on investments and foreign currency transactions	(1,927,234)
Distributions in excess of net investment income	(280,925)

Total net assets	$75,146,913

Net asset value, offering price and redemption proceeds per investor class of shares (unlimited shares authorized, no par value)	$9.30

Total investor class of shares outstanding	8,076,590

Total investments in unaffiliated issuers, at cost:	$73,365,200

(1)	Identified cost of cash denominated in foreign currencies is $31,749.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statement of Operations	BMO LGM Frontier Markets Equity Fund

Investment income:
Dividend income, unaffiliated issuers	$494,329 (1)
Securities lending income	65

Total income	494,394

Expenses:
Investment advisory fees (Note 5)	542,766
Shareholder servicing fees (Note 5)	90,461
Administration fees (Note 5)	54,277
Portfolio accounting fees	30,387
Recordkeeping fees	21,509
Custodian fees	153,440
Registration fees	13,450
Professional fees	16,243
Printing and postage	14,422
Directors’ fees	6,612
Miscellaneous	6,371

Total expenses	949,938

Deduct:
Expense waivers (Note 5)	(226,240)

Net expenses	723,698

Net investment loss	(229,304)

Net realized and unrealized gain on investments and foreign currency:
Net realized gain on transactions from:
Investments in unaffiliated issuers	292,979 (2)
Foreign currency transactions	(116,839)

Total net realized gain	176,140
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	1,395,775
Foreign currency translations	50,412

Total net change in unrealized appreciation	1,446,187

Net realized and unrealized gain on investments and foreign currency	1,622,327

Change in net assets resulting from operations	$1,393,023

(1)	Net of foreign taxes of $56,443.
(2)	Net of foreign taxes of $256,197, $228,919 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets	BMO LGM Frontier Markets Equity Fund

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Change in net assets resulting from:

Operations:
Net investment income (loss)	$(229,304)	$678,678
Net realized gain (loss) on investments and foreign currency transactions	176,140	(1,347,107)
Net change in unrealized appreciation on investments and foreign currency translation	1,446,187	5,190,285

Change in net assets resulting from operations	1,393,023	4,521,856

Distributions to shareholders:
Distributions to shareholders from net investment income	(580,197)	(512,899)

Change in net assets resulting from distributions to shareholders	(580,197)	(512,899)

Capital stock transactions:
Proceeds from sale of shares	2,215,000	42,071,941
Net asset value of shares issued to shareholders in payment of distributions declared	540,458	371,461
Cost of shares redeemed	(559,275)	(7,987,132)
Repurchase fees	11,185	159,743

Change in net assets resulting from capital stock transactions	2,207,368	34,616,013

Change in net assets	3,020,194	38,624,970

Net assets:
Beginning of period	72,126,719	33,501,749

End of period	$75,146,913	$72,126,719

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(280,925)	$528,576

Capital stock transactions in shares:
Sale of shares	244,333	4,781,643
Shares issued to shareholders in payment of distributions declared	59,719	45,355
Shares redeemed	(62,122)	(961,748)

Net change resulting from fund share transactions in shares	241,930	3,865,250

(See Notes which are an integral part of the Financial Statements)

Financial Highlights (For a share outstanding throughout the period)	BMO LGM Frontier Markets Equity Fund

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Repurchase fees		Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
												Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2017 (6)	$9.21	$(0.03)	$0.19	$0.16	$(0.07)	$—	$(0.07)	$0.00	(7)	$9.30	1.78%	2.63%	2.00%	(0.63)%	$75,147	9%
2016	8.44	0.09	0.79	0.88	(0.13)	—	(0.13)	0.02		9.21	10.89	2.82	2.00	1.74	72,127	24
2015	10.46	0.18	(2.03)	(1.85)	(0.16)	(0.06)	(0.22)	0.05		8.44	(17.34)	2.88	2.00	1.94	33,502	31
2014 (5)	10.00	0.13	0.31	0.44	—	—	—	0.02		10.46	4.60	3.01	2.00	2.33	34,628	9

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from December 18, 2013 (inception date) through August 31, 2014.
(6)	For the six months ended February 28, 2017 (Unaudited).
(7)	Repurchase fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Notes to Financial Statements	BMO LGM Frontier Markets Equity Fund

1.	Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2.	Significant Accounting Policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. The Fund distributes net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

Federal Income Taxes—The policies and procedures of the Fund require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

BMO LGM Frontier Markets Equity Fund

Foreign Exchange Contracts—The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund did not hold any foreign currency exchange contracts during, or at, the period ended February 28, 2017.

Foreign Currency Translation—The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Trustees.

Securities Lending—The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Prime Portfolio money market fund. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. As of February 28, 2017, the Fund did not have any securities out on loan or any cash collateral received as part of the Fund’s securities lending program.

Commitments and Contingencies—In the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Notes to Financial Statements (continued)

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended February 28, 2017, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Fund did not hold any Level 3 securities as of February 28, 2017.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$66,343,866	$—	$—	$66,343,866
Costa Rica	—	3,581,139	—	3,581,139
Mutual Funds	1,022,169	—	—	1,022,169
Participation Notes	—	1,493,036	—	1,493,036
Short-Term Investments	2,887,417	—	—	2,887,417

Total	$70,253,452	$5,074,175	$—	$75,327,627

(1)	All sub-categories within Common Stocks represent Level 1 evaluation status.

It is the Fund’s policy to recognize transfers between category levels at the end of the period. As described in Note 2, the Fund has retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations did not occur on August 31, 2016, but did on February 28, 2017, resulting in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2016 to February 28, 2017:

Transfers into Level 1	$—
Transfers out of Level 1	(3,581,139)

Net Transfers out of Level 1	$(3,581,139)

Transfers into Level 2	$3,581,139
Transfers out of Level 2	—

Net Transfers into Level 2	$3,581,139

4.	Capital Stock

The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 under the Securities Act of 1933, as amended. As of February 28, 2017, the Fund had registered a total of 11,200,000 shares with no par value. Investors may purchase shares each business day without any sales charge at a price equal to the NAV per share next determined after receipt of an order to purchase.

The Shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares.

Repurchase Offer Policy—The Fund has a policy of making quarterly repurchase offers of between 5% and 25% of the Fund’s outstanding Shares (“Repurchase Offers”) pursuant to Rule 23c-3 of the 1940 Act. If shareholders tender more than the repurchase offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more shares than the Fund decides to repurchase, the Fund will repurchase the shares on a pro rata basis, subject to limited exceptions. These periodic Repurchase Offers will be made in intervals of three calendar months with the repurchase pricing date occurring on the last business day of March, June, September and December. The maximum number of days between the repurchase request deadline and the repurchase pricing date shall be no more than 14 days (provided that if the 14th day of such period is not a business day, the repurchase pricing date shall occur on the next business day). A repurchase fee equal to 2% of the value of the Shares repurchased will be applied to offset repurchase expenses.

BMO LGM Frontier Markets Equity Fund

During the period ended February 28, 2017, the Fund had Repurchase Offers as follows:

Repurchase Date	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered
September 30, 2016	5%	0.4%	30,270
December 30, 2016	5	0.4	31,852

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. As compensation for its advisory services under the investment advisory agreement with the Fund, the Fund pays the Adviser, on a monthly basis, an annual management fee equal to 1.50% of the average daily net assets of the Fund. The Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. It is the Adviser’s responsibility to select sub-advisers for the Fund and to review each sub-adviser’s performance. The Adviser compensates the sub-adviser based on the level of average daily net assets of the Fund.

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.00% of the average daily net assets of the Fund. The Adviser may not terminate this arrangement prior to December 31, 2017 unless the investment advisory agreement is terminated. In addition, the Adviser may voluntarily waive any portion of its management fee for the Fund. Any such voluntary waiver by the Adviser may be terminated at any time in the Adviser’s sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

Shareholder Servicing Fee—Under the terms of a Shareholder Services Agreement with the Adviser, the Fund pays the Adviser at the annual rate of 0.25% of average daily net assets for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. The Adviser also may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time in its sole discretion.

Administration Fee—The fee paid by the Fund to the Adviser, as Administrator, is 0.15% of the Fund’s average daily net assets.

Investment Transactions—The Fund, on occasion, may purchase or sell a security with another fund or client of the Adviser pursuant to procedures approved by the Trustees.

General—Certain of the Officers and Trustees of the Fund are also Officers and Directors of one or more portfolios within the Fund complex, which are affiliates of the Fund. None of the Fund Officers or interested Trustees receives any compensation from the Fund. Certain Officers and Trustees of the Fund are also Officers of the Adviser.

6.	Line of Credit

The Fund participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 28, 2017. The Fund did not utilize the LOC during the period ended February 28, 2017.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the period ended February 28, 2017, were $8,970,828 and $6,700,778, respectively.

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and foreign currency transactions.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Notes to Financial Statements (continued)

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Fund had no examination in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2017. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, unrealized foreign capital gains tax and foreign currency.

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
$75,327,627	$9,377,315	$(7,694,534)	$1,682,782

The tax character of distributions reported on the Statement of Changes in Net Assets for the year ended August 31, 2016 and August 31, 2015, respectively, were as follows:

2016		2015
Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
$512,899	$—	$714,646	$—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2016, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency and Other Adjustments	Unrealized Appreciation
$579,195	$—	$(1,723,059)	$(180,203)	$265,220

As of August 31 2016, the Fund had long-term post-October losses of $873,261, which are deferred until fiscal year 2017 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2016, the Fund had non-expiring capital loss carryforwards of $621,932 and $227,866, for short-term and long-term, respectively.

9.	Recently Issued Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X may have on the Fund’s financial statements and related disclosures.

10.	Subsequent Events

On March 31, 2017, the Fund completed its next quarterly repurchase event. Shares totaling 28,771, or 0.4% of the Fund, were repurchased at a value of $273,327.

Rev. 8/2015

FACTS	WHAT DO BMO FUNDS, INC. & BMO LGM FRONTIER MARKETS EQUITY FUND (TOGETHER, THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•    Social Security Number and Bank Account Numbers

•    Assets and Income

•    Account Balances and Account Transactions

•    Specific Investment Experience

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing

Call Toll-Free: 1-800-236-FUND (3863)

Please note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call Toll-Free: 1-800-236-FUND (3863) or go to www.bmofundsus.com

Rev. 8/2015

What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal	We collect your personal information, for example, when you:
information?	•	Open an account or direct us to buy/sell your securities
	•	Provide account information or give us your contact information
	•	Seek advice about your investments

We also collect your personal information from others, such as your financial representative, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more information on your rights under state laws.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account–unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
	•	Our affiliates include financial companies with a Bank of Montreal or BMO name; and financial companies such as BMO Harris Bank N.A.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	The Funds do not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	The Funds do not jointly market.

Other important information

Important Information for California and Vermont Residents: As long as you remain a resident of California or Vermont, we will not share within the BMO family of companies certain information (other than information about our transactions and experiences with you) from your account applications or information we receive from third parties without your authorization. To authorize the sharing of this information within the BMO family of companies, please contact us (see “Questions?” section).

Nevada Residents: Notice provided pursuant to state law. To be placed on our internal Do Not Call List, call 1-888-654-0063. For more on this Nevada law, contact Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101. Phone number: (702)486-3132; email: BCPINFO@ag.state.nv.us.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contain facts concerning its objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Fund’s Statement of Additional Information, which is available on the Fund’s website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Fund are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the Fund, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2017 BMO Financial Corp. (3/17)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Sep. 1-30, 2016	30,270	9.09	0	0
Oct. 1-31, 2016	0	0	0	0
Nov. 1-30, 2016	0	0	0	0
Dec. 1-31, 2016	31.852	8.92	0	0
Jan. 1-31, 2017	0	0	0	0
Feb. 1-28, 2017	0	0	0	0
Total	62,122	9.00	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 26, 2017

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 26, 2017